Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about borrowings [abstract]
Schedule of Borrowings	The Group’s borrowings consist of the following amounts as of the reporting periods presented:

	December 31, 2024	December 31, 2023
Credit Facility (interest rate of 8.63% and 8.66%, respectively)(a)	$284,400	$159,000
Term Loan I (interest rate of 6.50%)	88,948	106,470
Term Loan II (interest rate of 8.83%)(a)	83,851	—
ABS I Notes (interest rate of 5.00%)	80,157	100,898
ABS II Notes (interest rate of 5.25%)	102,431	125,922
ABS III Notes (interest rate of 4.875%)	—	274,710
ABS IV Notes (interest rate of 4.95%)	79,653	99,951
ABS V Notes (interest rate of 5.78%)	—	290,913
ABS VI Notes (interest rate of 7.50%)(b)	242,010	159,357
ABS VIII Notes (interest rate of 7.28%)	585,747	—
ABS IX Notes (interest rate of 6.891%)	75,316	—
Other miscellaneous borrowings(c)	113,060	7,627
Total borrowings	$1,735,573	$1,324,848
Less: Current portion of long-term debt	(209,463)	(200,822)
Less: Deferred financing costs	(34,115)	(41,123)
Less: Original issue discounts	(8,216)	(7,098)
Total non-current borrowings, net	$1,483,779	$1,075,805
(a)Represents the variable interest rate as of period end.
(b)Includes $132,576 for the assumption of Oaktree’s proportionate share of the ABS VI debt as part of the Oaktree transaction as of December 31, 2024. Refer to Note 5 for additional information regarding the Oaktree transaction.
(c)Includes $76,100 in notes payable issued as part of the consideration in the Oaktree transaction, and $30,000 in notes payable issued by a third party financial institution in November 2024, collateralized by two natural gas processing plants and various natural gas compressors and related support equipment in the Central
Region, as of December 31, 2024. Refer to Note 5 for additional information regarding the Oaktree transaction.
The table below represents the interest incurred related to the Group’s amortizing debt structures for each of the periods presented:

	Year Ended
	December 31, 2024	December 31, 2023	December 31, 2022
Term Loan I	$6,531	$7,573	8,643
ABS I Notes	4,571	5,660	$7,110
ABS II Notes	6,787	8,040	9,286
ABS III Notes	5,507	14,515	15,325
ABS IV Notes	4,440	5,703	6,235
ABS V Notes	6,792	19,332	14,319
ABS VI Notes	17,953	15,433	3,300
ABS VIII Notes	25,375	—	—
ABS IX Notes	1,460	—	—
Other miscellaneous borrowings(a)	4,106	—	—
Total interest incurred on amortizing debt	$83,522	$76,256	$64,218
(a)Includes $3,947 and $159 of interest incurred on the Oaktree Seller’s Note and other notes payable, respectively.
The table below represents the fair value of the Group’s debt structures as of the periods presented:

	As of
	December 31, 2024	December 31, 2023
Credit Facility(a)	$284,400	$159,000
Term Loan I	86,277	101,706
Term Loan II(a)	83,851	—
ABS I Notes	76,821	94,517
ABS II Notes	98,273	119,519
ABS III Notes	—	250,158
ABS IV Notes	74,064	92,345
ABS V Notes	—	274,061
ABS VI Notes	240,150	158,284
ABS VIII Notes	593,653	—
ABS IX Notes	73,897	—
Other miscellaneous borrowings(a)	107,588	—
Total fair value of outstanding debt	$1,718,974	$1,249,590
(a)Carrying value approximates fair value.
The table below represents excess cash flow payments based on the achievement of certain performance metrics related to the Group’s debt structures for each of the periods presented:

	Year Ended
	December 31, 2024	December 31, 2023	December 31, 2022
ABS I Notes	$2,401	$7,892	$10,736
ABS VIII Notes	14,753	—	—
ABS IX Notes	884	—	—
Total excess cash flow payments	$18,038	$7,892	$10,736
The table below presents a reconciliation of borrowings arising from financing activities for each of the periods presented:

	Year Ended
	December 31, 2024	December 31, 2023	December 31, 2022
Balance at beginning of period	$1,276,627	$1,440,329	$1,010,355
Acquired as part of an acquisition	215,924	—	2,437
Sale of equity interest	—	(154,966)	—
Proceeds from borrowings	1,844,768	1,537,230	2,587,554
Repayments of borrowings	(1,653,489)	(1,547,912)	(2,139,686)
Costs incurred to secure financing	(20,267)	(13,776)	(34,234)
Amortization of discount and deferred financing costs	16,870	16,358	13,903
Cash paid for interest	(123,141)	(116,784)	(83,958)
Finance costs and other	135,950	116,148	83,958
Balance at end of period	$1,693,242	$1,276,627	$1,440,329

Schedule of Maturity of Borrowings	The table below presents a reconciliation of the Group’s undiscounted future maturities of its total borrowings as of the reporting date:

	December 31, 2024	December 31, 2023
Not later than one year	$209,463	$200,822
Later than one year and not later than five years	940,780	864,264
Later than five years	585,330	259,762
Total borrowings	$1,735,573	$1,324,848
The amounts disclosed in the following
table represent the Group’s contractual undiscounted cash flows.

	Not Later Than One Year	Later Than One Year and Not Later Than Five Years	Later Than Five Years
				Total
For the year ended December 31, 2024
Trade and other payables	$35,013	$—	$—	$35,013
Borrowings	209,463	940,780	585,330	1,735,573
Leases	16,080	33,215	139	49,434
Other liabilities(a)	161,467	5,384	—	166,851
Total	$422,023	$979,379	$585,469	$1,986,871
For the year ended December 31, 2023
Trade and other payables	$53,490	$—	$—	$53,490
Borrowings	200,822	864,264	259,762	1,324,848
Leases	12,358	22,531	—	34,889
Other liabilities(a)	178,779	2,224	—	181,003
Total	$445,449	$889,019	$259,762	$1,594,230
(a)Includes accrued expenses and net revenue clearing. Excludes asset retirement obligations and revenue to be distributed.
Schedule of Finance Costs	The table details the Group’s finance costs for each of the periods presented:

	Year Ended
	December 31, 2024	December 31, 2023	December 31, 2022
Interest expense, net of capitalized and income amounts(a)	$120,773	$117,808	$86,840
Amortization of discount and deferred finance costs	16,870	16,358	13,903
Other	—	—	56
Total finance costs	$137,643	$134,166	$100,799
(a)Includes payments related to both borrowings and leases.